Portfolio of investments—October 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.81%
Communication services: 10.36%
Entertainment: 3.52%
Endeavor Group Holdings, Inc. Class A	225,000	$5,121,000
Spotify Technology SA†	57,500	9,473,700
Warner Music Group Corp. Class A	256,400	8,025,320
		22,620,020
Interactive media & services: 6.84%
Alphabet, Inc. Class A†	353,840	43,904,467
Consumer discretionary: 15.39%
Automobiles: 1.51%
Ferrari NV	32,200	9,712,808
Broadline retail: 8.80%
Amazon.com, Inc.†	327,280	43,557,695
MercadoLibre, Inc.†	10,442	12,955,807
		56,513,502
Hotels, restaurants & leisure: 2.03%
Chipotle Mexican Grill, Inc.†	6,700	13,012,740
Specialty retail: 1.53%
Home Depot, Inc.	34,513	9,825,506
Textiles, apparel & luxury goods: 1.52%
lululemon athletica, Inc.†	24,800	9,758,304
Financials: 12.45%
Capital markets: 2.92%
Intercontinental Exchange, Inc.	91,730	9,855,471
Tradeweb Markets, Inc. Class A	98,800	8,892,988
		18,748,459
Financial services: 7.43%
Adyen NV ADR†	571,300	3,821,997
Fiserv, Inc.†	81,340	9,252,425
Visa, Inc. Class A	147,499	34,677,015
		47,751,437
Insurance: 2.10%
Progressive Corp.	85,300	13,485,077
Health care: 15.75%
Biotechnology: 1.37%
Exact Sciences Corp.†	143,000	8,807,370
Health care equipment & supplies: 4.56%
Align Technology, Inc.†	23,534	4,344,141
DexCom, Inc.†	109,400	9,718,002
See accompanying notes to portfolio of investments
Allspring Discovery All Cap Growth Fund | 1

Portfolio of investments—October 31, 2023 (unaudited)

	Shares	Value
Health care equipment & supplies(continued)
Edwards Lifesciences Corp.†	88,300	$5,626,476
Intuitive Surgical, Inc.†	36,700	9,623,474
		29,312,093
Health care providers & services: 3.63%
UnitedHealth Group, Inc.	43,469	23,280,258
Health care technology: 1.58%
Veeva Systems, Inc. Class A†	52,700	10,155,817
Life sciences tools & services: 2.77%
Bio-Techne Corp.	105,500	5,763,465
Danaher Corp.	38,200	7,335,164
Waters Corp.†	19,600	4,675,188
		17,773,817
Pharmaceuticals: 1.84%
Zoetis, Inc.	75,100	11,790,700
Industrials: 11.37%
Commercial services & supplies: 3.47%
Tetra Tech, Inc.	64,500	9,733,695
Waste Connections, Inc.	97,098	12,574,191
		22,307,886
Electrical equipment: 0.89%
Vertiv Holdings Co.	145,700	5,721,639
Ground transportation: 1.35%
Old Dominion Freight Line, Inc.	23,000	8,663,180
Industrial conglomerates: 1.54%
General Electric Co.	90,700	9,852,741
Machinery: 2.94%
Deere & Co.	24,800	9,060,928
RBC Bearings, Inc.†	44,700	9,826,848
		18,887,776
Professional services: 1.18%
Paylocity Holding Corp.†	42,200	7,570,680
Information technology: 31.51%
Communications equipment: 2.08%
Motorola Solutions, Inc.	48,000	13,366,080
Electronic equipment, instruments & components: 2.30%
Teledyne Technologies, Inc.†	24,000	8,990,160
Zebra Technologies Corp. Class A†	27,600	5,780,268
		14,770,428
See accompanying notes to portfolio of investments
2 | Allspring Discovery All Cap Growth Fund

Portfolio of investments—October 31, 2023 (unaudited)

	Shares	Value
IT services: 3.86%
Gartner, Inc.†	25,400	$8,433,816
Globant SA†	50,200	8,548,558
MongoDB, Inc.†	22,600	7,787,734
		24,770,108
Semiconductors & semiconductor equipment: 2.43%
Advanced Micro Devices, Inc.†	87,800	8,648,300
Monolithic Power Systems, Inc.	15,700	6,935,318
		15,583,618
Software: 20.84%
BILL Holdings, Inc.†	54,400	4,966,176
Cadence Design Systems, Inc.†	52,600	12,616,110
Crowdstrike Holdings, Inc. Class A†	61,900	10,942,063
Datadog, Inc. Class A†	64,200	5,230,374
Microsoft Corp.	234,550	79,303,700
ServiceNow, Inc.†	27,200	15,826,320
Zscaler, Inc.†	31,100	4,935,259
		133,820,002
Materials: 1.88%
Chemicals: 1.88%
Sherwin-Williams Co.	50,662	12,068,195
Real estate: 1.10%
Specialized REITs : 1.10%
SBA Communications Corp. Class A	33,900	7,072,557
Total common stocks (Cost $380,979,692)		640,907,265

		Yield
Short-term investments: 0.13%
Investment companies: 0.13%
Allspring Government Money Market Fund Select Class♠∞		5.29%	815,065	815,065
Total short-term investments (Cost $815,065)				815,065
Total investments in securities (Cost $381,794,757)	99.94%			641,722,330
Other assets and liabilities, net	0.06			361,723
Total net assets	100.00%			$642,084,053

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Discovery All Cap Growth Fund | 3

Portfolio of investments—October 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,911,117	$29,059,910	$(30,155,962)	$0	$0	$815,065	815,065	$75,227
See accompanying notes to portfolio of investments
4 | Allspring Discovery All Cap Growth Fund

Notes to portfolio of investments—October 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Discovery All Cap Growth Fund | 5

Notes to portfolio of investments—October 31, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$66,524,487	$0	$0	$66,524,487
Consumer discretionary	98,822,860	0	0	98,822,860
Financials	79,984,973	0	0	79,984,973
Health care	101,120,055	0	0	101,120,055
Industrials	73,003,902	0	0	73,003,902
Information technology	202,310,236	0	0	202,310,236
Materials	12,068,195	0	0	12,068,195
Real estate	7,072,557	0	0	7,072,557
Short-term investments
Investment companies	815,065	0	0	815,065
Total assets	$641,722,330	$0	$0	$641,722,330
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At October 31, 2023, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Discovery All Cap Growth Fund